As filed with the Securities and Exchange Commission on April 1, 2010

Registration Nos. 2-75503, 811-03364

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    (X)

Pre-Effective Amendment No.                                                                                      (   )
Post-Effective Amendment No.  104                                                                           (X)

and/or

                          REGISTRATION STATEMENT UNDER THE INVESTMENT                (X)
COMPANY ACT OF 1940

                  Amendment No.    104                                                                (X)

        MAXIM SERIES FUND, INC.
        (Exact Name of Registrant as Specified in Charter)
        8515 E. Orchard Road
        Greenwood Village, Colorado  80111

        Registrant's Telephone Number, including Area Code:  (866) 831-7219

        Mitchell T.G. Graye
        President and Chief Executive Officer
        Great-West Life & Annuity Insurance Company
        8515 E. Orchard Road
        Greenwood Village, Colorado 80111
        (Address of Principal Executive Offices)

        (Name and Address of Agent for Service)

        Copies of Communications to:
        Ann B. Furman, Esq.
        Jorden Burt LLP
        1025 Thomas Jefferson St. N. W.
         Suite 400 East
        Washington, D.C. 20007-5208

It is proposed that this filing will become effective (check appropriate box)

       immediately upon filing pursuant to paragraph (b) of Rule 485
   x on May 1, 2010, pursuant to paragraph (b) of Rule 485
       60 days after filing pursuant to paragraph (a)(1) of Rule 485
      on                                 , pursuant to paragraph (a)(1) of Rule 485
      75 days after filing pursuant to paragraph (a)(2) of Rule 485
      on                                 , pursuant to paragraph (a)(2) of Rule 485.

                              If appropriate, check the following box:
x this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of designating a new effective date for Post-Effective Amendment No. 102 to this Registration Statement, which was filed on January 14, 2010 pursuant to Rule 485(a)(1). The new effective date is May 1, 2010. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under 485(b) under the Securities Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village in the State of Colorado on the 29th day of March 2010.

MAXIM SERIES FUND, INC.
(Registrant)

By:	/s/ M.T.G. Graye
M.T.G. Graye, President

Pursuant to the requirements of the Securities Act, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ M.T.G. Graye M.T.G. Graye	President and Chairman	March 29, 2010
/s/ C.P. Nelson C.P. Nelson	Director	March 29, 2010
/s/ R.P. Koeppe R.P. Koeppe*	Director	March 29, 2010
/s/ G.H. Klapper G.H. Klapper*	Director	March 29, 2010
/s/ S. Zisman S. Zisman*	Director	March 29, 2010
/s/ M.C. Maiers M.C. Maiers	Treasurer and Investment Operations Compliance Officer	March 29, 2010
*By: /s/ B.A. Byrne B.A. Byrne Attorney-in-fact

*Powers of Attorney for Messrs. Koeppe and Zisman are incorporated by reference to Registrant’s Post-Effective Amendment No. 52 to the Registration Statement filed on June 25, 1997 (File No. 2-77503).  Power of Attorney for Ms. Klapper is incorporated by reference to Registrant’s Post-Effective Amendment No. 96 to the Registration Statement filed on February 13, 2009 (File No. 2-77503).